Income Taxes - Effective Income Tax Reconciliation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal statutory tax rate	21.00%	21.00%	21.00%
State income tax, net of federal tax benefit	0.00%	0.10%	0.00%
Stock-based compensation	(0.20%)	(0.40%)	(1.50%)
Research and development credits	1.50%	2.50%	3.50%
Liability classified financial instruments	1.40%	(0.70%)	0.00%
Goodwill impairment	(13.60%)	0.00%	0.00%
Other	(0.10%)	(0.10%)	0.20%
Change in valuation allowance	(10.00%)	(21.80%)	(23.20%)
Effective tax rate	0.00%	0.60%	0.00%